Investment Strategy - BWM Quality Growth ETF	May 11, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Burke Wealth Management LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund invests primarily in U.S. exchange-traded large-cap equity securities that have a market capitalization in excess of $50 billion. The Fund seeks to invest in high-quality companies operating in attractive industries with long-term growth prospects that exceed those of the broader market. High-quality companies are defined as those with strong financial health, robust cash flow generation, and a sustainable competitive position within their industry. The Sub-Adviser uses a bottoms-up, fundamental, research-driven approach that focuses on identifying companies with superior growth attributes and the potential to deliver attractive risk-adjusted returns over a 3–5 year time horizon.
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in companies that the Sub-Adviser believes have above-average long-term growth potential. The Sub-Adviser defines a growth company as one, in its opinion, that offers superior long-term growth, has a sustainable competitive advantage, and has a strong balance sheet capable of supporting performance across economic environments. If a company meets these criteria, the Sub-Adviser performs a detailed financial analysis to determine if the company is a compelling investment. Valuation is a key factor in the initial investment decision and companies that meet all other criteria may be added to a watchlist if their current valuation is not deemed attractive.
The Sub-Adviser focuses on businesses it believes demonstrate revenue-driven profit growth with defensible, and potentially expanding, competitive moats. The Sub-Adviser seeks to invest the Fund’s assets in securities that typically exhibit one or more of the following characteristics: they disrupt existing or inefficient business models; they possess network effects that are difficult to replicate; or they generate growing streams of recurring revenue. Initial investment weightings generally range from 2% to 10%, which reflects the Sub-Adviser’s assessment of each stock’s risk-adjusted return potential.
The Fund maintains a concentrated portfolio, generally consisting of the firm’s highest-conviction investment ideas.

The Sub-Adviser may also invest the Fund’s assets in American Depositary Receipts (“ADRs”) and other registered investment companies.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
The Sub-Adviser may sell a portfolio holding when a company’s results, capital allocation, or other developments are not in line with the Sub-Adviser’s investment thesis, when valuation distortions warrant a weighting change, or when new, more attractive opportunities require portfolio adjustments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in companies that the Sub-Adviser believes have above-average long-term growth potential.